The financial instruments of the company by category can be summarized as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	R$ 14,707,824	R$ 9,336,399
Derivative financial instruments	655,919	502,089
[custom:DerivativeFinancialAssetsTotal-0]	198,027
Other derivatives	457,892	161,429
Trade accounts receivable and other accounts receivable excluding prepayments	3,253,207	3,180,661
[custom:TradeReceivablesTotal-0]	3,253,207
Marketable securities	4,579,528	2,077,499
Cash and cash equivalents	5,228,615	2,575,291
Leases	243,121	162,198
Judicial deposits	718,773	794,755
Regulatory credits recoverable	28,661	43,906
Liabilities, according to the balance sheet	16,304,589	14,427,341
Loans and financing	3,845,465	2,345,032
Derivative financial instruments	208,787	36,166
[custom:DerivativeFinancialLiabilitiesTotal-0]	208,787
Suppliers and other obligations, excluding legal obligations	2,653,218	3,128,732
Leases	9,063,539
Dividends and interest on shareholders' equity payable	533,580	538,576
Derivative financial instruments	198,027	340,660
Borrowings total		2,345,032
Leases	1,952,178	1,661,822
[custom:FinanceLeaseLiabilitiesTotal-0]		8,378,835
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Liabilities, according to the balance sheet	16,095,802	14,391,175
Loans and financing	3,845,465	2,345,032
Derivative financial instruments
Suppliers and other obligations, excluding legal obligations	2,653,218	3,128,732
Leases	9,063,539
Dividends and interest on shareholders' equity payable	533,580	538,576
Leases		8,378,835
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Liabilities, according to the balance sheet	208,787	36,166
Loans and financing
Derivative financial instruments	208,787	36,166
Suppliers and other obligations, excluding legal obligations
Leases
Dividends and interest on shareholders' equity payable
Leases
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	9,472,377	6,756,811
Trade accounts receivable and other accounts receivable excluding prepayments	3,253,207	3,180,661
Marketable securities
Cash and cash equivalents	5,228,615	2,575,291
Leases	243,121	162,198
Judicial deposits	718,773	794,755
Regulatory credits recoverable	28,661	43,906
Derivative financial instruments
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	5,235,447	2,579,588
Derivative financial instruments	198,027
Other derivatives	457,892	161,429
Trade accounts receivable and other accounts receivable excluding prepayments
Marketable securities	R$ 4,579,528	2,077,499
Derivative financial instruments		R$ 340,660